BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of Standards and Amendments

Standards, amendments and interpretations	Description	Mandatory application for financial years starting on or after:
Amendment to IAS 1 - Classification of Liabilities as Current or Non-current. Non-current Liabilities with Covenants

The amendment clarifies a criterion in IAS 1 for classifying a liability as non-current. The requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.

The amendments improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current.

1 January 2024

Amendment to IFRS 16 - Lease Liability in a Sale and Leaseback	Lease Liability in a Sale and Leaseback amends IFRS 16 by adding subsequent measurement requirements for sale and leaseback transactions:	1 January 2024

Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements	The amendments will add disclosure requirements, and ‘signposts’ within existing disclosure requirements, that ask entities to provide qualitative and quantitative information about supplier finance arrangements.	1 January 2024